Share Based Compensation - Summary of Share Option Activities (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of options Outstanding, Beginning Balance	13,988,681	15,943,140
Number of options, Granted	6,869,069	1,726,988
Number of options, Forfeited	(287,482)	(3,681,447)
Number of options, Exercised	(2,627,997)
Number of options Outstanding, Ending Balance	17,942,271	13,988,681	15,943,140
Number of options, Expect to vest	17,942,271
Number of options, Exercisable	9,459,362
Weighted average exercise price per share, Outstanding, Beginning Balance	¥ 0.61	¥ 0.66
Weighted average exercise price per share, Granted	0.65	0.68
Weighted average exercise price per share, Forfeited	0.65	0.67
Weighted average exercise price per share, Exercised	0.52
Weighted average exercise price per share, Outstanding, Ending Balance	0.63	0.61	¥ 0.66
Weighted average exercise price per share, Expect to vest	0.63
Weighted average exercise price per share, Exercisable	0.62
Weighted average grant date fair value per share, Outstanding, Beginning Balance	14.74	11.88
Weighted average grant date fair value per share, Granted	57.05	40.90
Weighted average grant date fair value per share, Forfeited	40.40	9.90
Weighted average grant date fair value per share, Exercised	6.23
Weighted average grant date fair value, Outstanding, Ending Balance	31.78	¥ 14.74	¥ 11.88
Weighted average grant date fair value, Expect to vest	31.78
Weighted average grant date fair value, Exercisable	¥ 16.78
Weighted average remaining contractual life, Outstanding	7 years 14 days	6 years 4 months 17 days	7 years 1 month 28 days
Weighted average remaining contractual life, Exercisable	5 years 6 months 21 days
Aggregate intrinsic value, Outstanding	¥ 676,115	¥ 651,182	¥ 593,890
Aggregate intrinsic value, Exercisable	¥ 356,554